Income Taxes (Details 1)	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Tax on income before income tax		21.00%	21.00%
Effect of non-temporary differences		(0.01%)	(0.01%)
Effect of prior year items
Effect of temporary differences
Change in valuation allowance		(20.99%)	(20.99%)
Effective Income Tax Rate Reconciliation, Percent	0.00%	0.00%	0.00%